Employee benefit expenses (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Employee benefit expenses
Wages and salaries	¥ 186,716,000	¥ 169,546,000	¥ 141,844,000
Share-based compensation expenses	47,788,000
Pension costs-defined contribution plans	12,935,000	12,026,000	9,377,000
Other staff welfare expenses	11,056,000	9,734,000	9,632,000
Employee benefit expenses	¥ 258,495,000	¥ 191,306,000	¥ 160,853,000